Lease Liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease Liabilities

26. LEASE LIABILITIES

	2021	2020
Lease Liabilities, Beginning of Year	1,757	1,916
Acquisition (Note 5A)	1,441	—
Additions	110	49
Interest Expense (Note 7)	171	87
Lease Payments	(471)	(284)
Terminations	(1)	(1)
Modifications	22	(2)
Re-measurements	(4)	(2)
Exchange Rate Movements and Other	(10)	(6)
Transfers to Liabilities Related to Assets Held for Sale (Note 16)	(58)	—
Lease Liabilities, End of Year	2,957	1,757
Less: Current Portion	272	184
Long-Term Portion	2,685	1,573
The Company has lease liabilities for contracts related to office space, transportation and storage assets, which includes barges, vessels, pipelines, caverns, railcars and storage tanks, retail assets and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.
The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.
The Company has included extension options in the calculation of lease liabilities where the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.